Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0002107523
Registrant Name	Titan Holdings Corp.
Registration File Number	333-293277
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES